SEPARATE ACCOUNT ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Insurance [Abstract]
Schedule of Change in Separate Account Assets and Liabilities
The following table presents the change of the Company’s separate account assets and liabilities:

AS OF AND FOR THE YEAR ENDED DEC. 31 US$ MILLIONS	2024	2023
Balance, beginning of year	$1,189	$1,045
Additions (deductions):
Policyholder deposits	74	77
Net investment income	66	33
Net realized capital gains on investments	117	170
Policyholder benefits and withdrawals	(119)	(117)
Net transfer from (to) general account	33	(8)
Policy charges	(17)	(11)
Total changes	154	144
Balance, end of year	$1,343	$1,189

Cash surrender value	$724	$643